Subsequent Events - Additional Information (Detail) - Revision of Cash Dividend Policy [member]	Mar. 09, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends ordinary shares per share	$ 0.1
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of net profit distributed as cash dividend	20.00%
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of net profit distributed as cash dividend	40.00%